Stock-Based Compensation (10Q) (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Jun. 17, 2015	Mar. 31, 2011	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reverse stock split description	1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
Stock option grants exercise prices per share						$ 7.722
Stock options remain outstanding				1,905,235		1,788,717	226,793
Stock options were forfeited				(47,281)		(64,816)
General and Administrative Expense [Member]
Stock based compensation expense				$ 2,400,000	$ 2,500
Research And Development Expense [Member]
Stock based compensation expense				$ 700	$ 1,000
Nonstatutory Stock Option [Member]
Percentage of fair market value per share on the date of grant				100.00%		100.00%
Employee [Member]
Percentage of fair market value per share on the date of grant				110.00%		110.00%
Other Employee [Member]
Percentage of fair market value per share on the date of grant				100.00%		100.00%
Executive Officers And Employees [Member]
Number of stock options issued							206,172
Stock option granted to purchase of common stock				41,958		1,790,540
Stock option term						10 years
Stock options were expired or exercised						82,107
Stock options remain outstanding				1,872,647		1,914,605	180,009
Unrecognized compensation cost related to non-vested share based compensation				$ 2,400,000
Cost expected to be recognized over a weighted average period				1 year 7 months 6 days
Stock options were forfeited							26,163
Executive Officers And Employees [Member] | Minimum [Member]
Stock option grants exercise prices per share							$ 0.79
Executive Officers And Employees [Member] | Maximum [Member]
Stock option grants exercise prices per share							$ 1.27
Non-Employee Directors [Member]
Percentage of stock option granted				25.00%
Stock option vesting term				36 months
Stock option granted to purchase of common stock				10,000
Consultants [Member]
Percentage of stock option granted			25.00%	25.00%		25.00%
Stock option vesting term			36 months	36 months		36 months
Number of stock options issued			7,271			7,271
Stock option grants exercise prices per share			$ 1.00
Stock option granted to purchase of common stock				106,573		106,573
Stock options remain outstanding				32,588		37,911
Stock options were forfeited				73,985		68,662
Consultants [Member] | Research And Development Expense [Member]
Stock based compensation expense						$ 13,000	$ 8,400
Consultants [Member] | Minimum [Member]
Stock option grants exercise prices per share				$ 0.72		$ 0.72
Consultants [Member] | Maximum [Member]
Stock option grants exercise prices per share				$ 1.14		$ 1.14
2015 Equity Incentive Plan [Member]
Number of shares of common stock authorized to issue under the plan				206,448
Plans [Member]
Stock option description				The exercise price for an option issued under the Plans is determined by the Board of Directors, but will be (i) in the case of an incentive stock option (A) granted to an employee who, at the time of grant of such option, is a 10% stockholder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.		The exercise price for each option is determined by the Board of Directors, but will be (i) in the case of an incentive stock option, (A) granted to an employee who, at the time of grant of such option, is a 10% Holder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.
Percentage of stock option granted				10.00%		10.00%
Stock option vesting term				10 years		10 years